EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 14:-EARNINGS PER SHARE

	Year Ended December 31,
	2024	2023	2022
Numerator:
Net income	$15,311	$8,780	$28,466

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	30,200,210	31,400,900	31,849,422
Effect of dilutive securities:
Employee stock options and RSUs	435,878	177,813	650,719

Denominator for diluted earnings per share - adjusted weighted average number of shares	30,636,088	31,578,713	32,500,141